Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash	$ 10,561	$ 9,591	$ 1,143	$ 1,949
Restricted cash included within prepaid expenses and other current assets	100	100	100	100
Restricted cash included within other noncurrent assets	118	118	118	118
Total cash and restricted cash as shown in the consolidated statements of cash flows	$ 10,779	$ 9,809	$ 1,361	$ 2,167	$ 590